Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of deferred tax assets and liabilities

	Accelerated capital allowances £m	Cash flow hedges £m	Share -based payments £m	Acquired intangible assets £m	Losses £m	Other temporary differences £m	Total £m
At 1 July 2018 (as previously reported)	(0.8)	—	3.6	(13.2)	1.4	3.4	(5.6)
Revision	0.2	—	—	—	—	—	0.2

At 1 July 2018 (revised*)	(0.6)	—	3.6	(13.2)	1.4	3.4	(5.4)
(Charge)/credit to income	(3.1)	—	0.3	1.4	(0.3)	0.4	(1.3)
Credit to equity	—	0.3	0.1	—	—	—	0.4
Exchange differences	—	—	—	(0.6)	0.2	—	(0.4)

At 30 June 2019 (revised*)	(3.7)	0.3	4.0	(12.4)	1.3	3.8	(6.7)
(Charge)/credit to income	(4.6)	—	2.0	5.6	4.0	1.0	8.0
Charge to equity	—	(0.1)	(1.8)	—	—	(1.4)	(3.3)
Reclassification	(0.5)	—	—	—	—	0.5	—
Arising on acquisition	—	—	—	(12.0)	—	—	(12.0)
Exchange differences	—	—	—	(0.7)	—	0.1	(0.6)

At 30 June 2020 (revised*)	(8.8)	0.2	4.2	(19.5)	5.3	4.0	(14.6)
Credit/(charge) to income	(0.7)	—	1.2	0.8	—	—	1.3
Credit/(charge) to equity	—	(0.2)	0.3	—	—	0.8	0.9
Reclassification	(0.5)	—	—	0.2	(0.3)	0.6	—
Exchange differences	0.1	—	—	0.7	(0.1)	(0.3)	0.4

At 31 December 2020 (revised*)	(9.9)	—	5.7	(17.8)	4.9	5.1	(12.0)
(Charge)/credit to income	(5.3)	—	6.4	5.0	1.2	1.0	8.3
(Charge)/credit to equity	—	—	(4.5)	—	—	0.9	(3.6)
Arising on acquisition	—	—	—	(22.7)	—	(1.6)	(24.3)
Reclassification	0.5	—	—	0.1	—	(0.6)	—
Exchange differences	(0.1)	—	—	0.4	—	0.2	0.5

At 31 December 2021	(14.8)	—	7.6	(35.0)	6.1	5.0	(31.1)

*	See note 1( d ) for details related to the retrospective impact of a change in the Group’s accounting policy for cloud computing costs.

Summary of deferred tax balances
Deferred tax balances are comprised as follows:

	31 December 2021	31 December 2020 (revised*)	30 June 2020 (revised*)	30 June 2019 (revised*)
	£m	£m	£m	£m
Deferred tax assets to be recovered
Within 12 months	3.6	7.9	10.1	6.9
After more than 12 months	6.8	7.7	3.6	2.5

	10.4	15.6	13.7	9.4
Deferred tax liabilities to be recovered
Within 12 months	4.6	(0.1)	(3.5)	(1.4)
After more than 12 months	(46.1)	(27.5)	(24.8)	(14.7)

	(41.5)	(27.6)	(28.3)	(16.1)

Deferred tax liabilities (net)	(31.1)	(12.0)	(14.6)	(6.7)